Annual Total Returns - Investor Freedom® 2025 Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2025 Portfolio - VIP Investor Freedom 2025 Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.05%
Annual Return 2013	19.95%
Annual Return 2014	5.04%
Annual Return 2015	(0.32%)
Annual Return 2016	6.10%
Annual Return 2017	17.82%
Annual Return 2018	(6.56%)
Annual Return 2019	21.73%
Annual Return 2020	15.88%
Annual Return 2021	10.78%